Pay vs Performance Disclosure	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (18,175,575)	$ (2,334,092)	$ (425,709)	$ 4,068,979